INVESTMENTS IN VARIABLE INTEREST ENTITIES - CARRYING VALUES OF INVESTMENTS HELD (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	$ 496.3	$ 420.9
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	496.3	420.9
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	496.3	420.9
Percent of fixed maturities	100.00%
Gross unrealized losses	7.7
Percent of gross unrealized losses	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | Cable/media [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	13.30%
Gross unrealized losses	0.9
Percent of gross unrealized losses	11.20%
Variable Interest Entity, Primary Beneficiary [Member] | Healthcare/phamaceuticals [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	12.10%
Gross unrealized losses	1.8
Percent of gross unrealized losses	23.10%
Variable Interest Entity, Primary Beneficiary [Member] | Technology [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	9.40%
Gross unrealized losses	0.5
Percent of gross unrealized losses	6.10%
Variable Interest Entity, Primary Beneficiary [Member] | Food/beverage [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	7.60%
Gross unrealized losses	0.3
Percent of gross unrealized losses	3.60%
Variable Interest Entity, Primary Beneficiary [Member] | Autos [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	6.30%
Gross unrealized losses	0.2
Percent of gross unrealized losses	3.00%
Variable Interest Entity, Primary Beneficiary [Member] | Brokerage [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	4.10%
Gross unrealized losses	0.3
Percent of gross unrealized losses	3.90%
Variable Interest Entity, Primary Beneficiary [Member] | Consumer products [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	4.10%
Gross unrealized losses	0.7
Percent of gross unrealized losses	8.60%
Variable Interest Entity, Primary Beneficiary [Member] | Gaming [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.90%
Gross unrealized losses	0.2
Percent of gross unrealized losses	2.50%
Variable Interest Entity, Primary Beneficiary [Member] | Retail [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.70%
Gross unrealized losses	0.1
Percent of gross unrealized losses	1.50%
Variable Interest Entity, Primary Beneficiary [Member] | Chemicals [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.40%
Gross unrealized losses	0.2
Percent of gross unrealized losses	2.00%
Variable Interest Entity, Primary Beneficiary [Member] | Insurance [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.30%
Gross unrealized losses	0.2
Percent of gross unrealized losses	2.00%
Variable Interest Entity, Primary Beneficiary [Member] | Telecom [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.20%
Gross unrealized losses	0.2
Percent of gross unrealized losses	3.00%
Variable Interest Entity, Primary Beneficiary [Member] | Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.10%
Gross unrealized losses	0.1
Percent of gross unrealized losses	1.80%
Variable Interest Entity, Primary Beneficiary [Member] | Capital goods [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.00%
Gross unrealized losses	0.2
Percent of gross unrealized losses	2.00%
Variable Interest Entity, Primary Beneficiary [Member] | Entertainment/hotels [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.00%
Gross unrealized losses	0.7
Percent of gross unrealized losses	9.80%
Variable Interest Entity, Primary Beneficiary [Member] | Aerospace/defense [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	2.60%
Gross unrealized losses	0.1
Percent of gross unrealized losses	1.10%
Variable Interest Entity, Primary Beneficiary [Member] | Transportation [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	1.40%
Gross unrealized losses	0.1
Percent of gross unrealized losses	1.70%
Variable Interest Entity, Primary Beneficiary [Member] | Real estate/REITs [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	1.40%
Gross unrealized losses	0.1
Percent of gross unrealized losses	1.70%
Variable Interest Entity, Primary Beneficiary [Member] | Building materials [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	1.40%
Gross unrealized losses	0
Percent of gross unrealized losses	0.70%
Variable Interest Entity, Primary Beneficiary [Member] | Metals and mining [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	1.20%
Gross unrealized losses	0
Percent of gross unrealized losses	0.00%
Variable Interest Entity, Primary Beneficiary [Member] | Other Categories [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	8.50%
Gross unrealized losses	0.8
Percent of gross unrealized losses	10.70%
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	496.3
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Cable/media [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	66.0
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Healthcare/phamaceuticals [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	60.0
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Technology [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	46.8
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Food/beverage [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	37.5
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Autos [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	31.1
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Brokerage [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	20.5
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Consumer products [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	20.1
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Gaming [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	19.6
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Retail [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	18.4
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Chemicals [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	17.1
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Insurance [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	16.5
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Telecom [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	16.1
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	15.6
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Capital goods [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	14.8
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Entertainment/hotels [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	14.7
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Aerospace/defense [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	12.8
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Transportation [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	7.0
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Real estate/REITs [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	6.8
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Building materials [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	6.8
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Metals and mining [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	6.0
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Other Categories [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	42.1
VIEs [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	$ 496.3	$ 420.9